Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,317,500.00
Total Fee Amount	1,701.05
Total Offset Amount	0.00
Net Fee	$ 1,701.05
Offering Table N/A
Offset Table N/A	N/A